Stockholders' Deficiency - Schedule of Stock Option by Exercise Price (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	4,739,535	4,703,785
Options Exercisable, Weighted Average Remaining Life In Years	6 years 9 months 18 days	7 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	3,283,205	2,952,460
Exercise Price One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 0.75	$ 1.00
Options Outstanding, Exercise Price, Upper	$ 0.99	$ 1.99
Options Outstanding, Outstanding Number of Options	4,623,367	1,670,000
Options Exercisable, Weighted Average Remaining Life In Years	6 years 10 months 25 days	9 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	3,167,037	391,667
Exercise Price Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 1.00	$ 2.00
Options Outstanding, Exercise Price, Upper	$ 5.99	$ 2.99
Options Outstanding, Outstanding Number of Options	43,668	187,834
Options Exercisable, Weighted Average Remaining Life In Years	9 months 18 days	8 years 2 months 12 days
Options Exercisable, Exercisable Number of Options	43,668	64,503
Exercise Price Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 6.00	$ 3.00
Options Outstanding, Exercise Price, Upper	$ 19.99	$ 3.99
Options Outstanding, Outstanding Number of Options	37,500	1,615,334
Options Exercisable, Weighted Average Remaining Life In Years	4 years 6 months	7 years 10 months 25 days
Options Exercisable, Exercisable Number of Options	37,500	1,268,673
Exercise Price Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower	$ 20.00	$ 4.00
Options Outstanding, Exercise Price, Upper	$ 30.00	$ 4.99
Options Outstanding, Outstanding Number of Options	35,000	1,153,117
Options Exercisable, Weighted Average Remaining Life In Years	2 years 8 months 12 days	5 years 6 months
Options Exercisable, Exercisable Number of Options	35,000	1,150,117
Exercise Price Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 5.00
Options Outstanding, Exercise Price, Upper		$ 5.99
Options Outstanding, Outstanding Number of Options		5,000
Options Exercisable, Weighted Average Remaining Life In Years		5 years 6 months
Options Exercisable, Exercisable Number of Options		5,000
Exercise Price Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 6.00
Options Outstanding, Exercise Price, Upper		$ 19.99
Options Outstanding, Outstanding Number of Options		37,500
Options Exercisable, Weighted Average Remaining Life In Years		5 years
Options Exercisable, Exercisable Number of Options		37,500
Exercise Price Seven [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Exercise Price, Lower		$ 20.00
Options Outstanding, Exercise Price, Upper		$ 30.00
Options Outstanding, Outstanding Number of Options		35,000
Options Exercisable, Weighted Average Remaining Life In Years		3 years 2 months 12 days
Options Exercisable, Exercisable Number of Options		35,000